                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30 2001

Check here if Amendment [ ]; Amendment Number: _______

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KAYNE ANDERSON CAPITAL ADVISORS, L.P.

Address:  1800 AVENUE OF THE STARS
          SECOND FLOOR
          LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard A. Kayne
Title:  President of the General Partner
Phone:  (310) 556-2721

Signature, Place, and Date of Signing:

       Richard A. Kayne        Los Angeles, California         14 November 2001

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               27

Form 13F Information Table Value Total:          $86,123
                                              (thousands)

List of Other Included Managers:

NONE
as of 09/30/01


                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE


       COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
-----------------------   --------------   ---------  --------   ---------------------  ----------  -------- -----------------------
                              TITLE                    VALUE     SHARES or        PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER           OF CLASS        CUSIP    (X 1000)    PRN AMT  SH/PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
-----------------------   --------------   ---------  --------   --------- ------ ----  ----------  -------- ---------  ------  ----
AT&T Corp                      COM         001957109   $   772      40,000    1            Sole                 40,000
Big Dog Hldgs Inc              COM         089128102   $   492     153,900    1            Sole                153,900
CVB Finl Corp                  COM         126600105   $   410      22,584    1            Sole                 22,584
Cannondale Corp                COM         137798104   $   830     356,383    1            Sole                356,383
Center Tr Inc                  COM         151845104   $    54      14,000    1            Sole                 14,000
Enterprise Products
  Partners L P                 COM         293792107   $   343       7,400    1            Sole                  7,400
Enbridge Energy
  Partners L P                 COM         29250R106   $   574      12,600    1            Sole                 12,600
Glacier Water
  Svcs Inc                     COM         376395109   $ 9,113   1,068,943    1            Sole              1,068,943
Glenborough Rlty
  TR Inc                  PFD CV SER A%    37803P204   $ 1,043      54,200    1            Sole                 54,200
Kaneb Services LLC             COM         484173109   $   220      13,566    1            Sole                 13,566
Kinder Morgan
  Management LLC               SHS         49455U100   $ 1,791      51,978    1            Sole                 51,978
Kinder Morgan
  Energy Partners         UT LTD PARTNER   494550106   $   208       6,000    1            Sole                  6,000
Liberty Ppty TR             SH BEN INT     531172104   $   834      33,400    1            Sole                 33,400
Lincoln Natl Conv
  Secs FD Inc                  COM         534183108   $   228      16,600    1            Sole                 16,600
Meridian Resource Corp         COM         58977Q109   $ 3,749   1,153,539    1            Sole              1,153,539
Mission Resources Corp         COM         605109107   $ 1,802     456,322    1            Sole                456,322
PacificHealth
  Laboratories Inc             COM         695113100   $    41      11,100    1            Sole                 11,100
Patina Oil & Gas Corp          COM         703224105   $   230      10,000    1            Sole                 10,000
Plains All American
  Pipeline Line L P       UNIT LTD PARTN   726503105   $ 4,721     184,400    1            Sole                184,400
Plains Res Inc            COM PAR $0.10    726540503   $48,647   1,871,006    1            Sole              1,871,006
Putnam Master Income TR     SH BEN INT     74683K104   $   351      58,000    1            Sole                 58,000
Ralston Purina Co              COM         751277302   $   492      15,000    1            Sole                 15,000
Right Start Inc              COM NEW       766574206   $ 5,061   1,506,429    1            Sole              1,506,429
Schlumberger Ltd               COM         806857108   $ 1,668      36,500    1            Sole                 36,500
Sports Club Inc                COM         84917P100   $ 2,421     793,628    1            Sole                793,628
Ugly Duckling Corp             COM         903512101   $    28      10,000    1            Sole                 10,000
                                                       -------
                                                       $86,123
                                                       =======